Reinsurance Prepaid Reinsurance Premiums and Reinsurance Recoverables (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 170.5	$ 199.3
Percentage Of Total Prepaid Reinsurance Premiums	100.00%	100.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 1,884.8	$ 1,488.8
Percentage Of Total Reinsurance Recoverables	100.00%	100.00%
State Reinsurance Plans [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 153.4	$ 139.1
Percentage Of Total Prepaid Reinsurance Premiums	90.00%	70.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 1,772.3	$ 1,421.5
Percentage Of Total Reinsurance Recoverables	94.00%	96.00%
State Reinsurance Plans [Member] | Michigan Catastrophic Claims Association [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 36.5	$ 31.4
Percentage Of Total Prepaid Reinsurance Premiums	21.00%	16.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 1,452.7	$ 1,217.6
Percentage Of Total Reinsurance Recoverables	77.00%	82.00%
State Reinsurance Plans [Member] | Commercial Auto Insurance Procedures Plans [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 40.2	$ 37.1
Percentage Of Total Prepaid Reinsurance Premiums	24.00%	19.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 170.6	$ 134.0
Percentage Of Total Reinsurance Recoverables	9.00%	9.00%
State Reinsurance Plans [Member] | North Carolina Reinsurance Facility [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 27.5	$ 25.6
Percentage Of Total Prepaid Reinsurance Premiums	16.00%	13.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 67.0	$ 56.7
Percentage Of Total Reinsurance Recoverables	4.00%	4.00%
State Reinsurance Plans [Member] | other reinsurance program [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 0.1	$ 0.0
Percentage Of Total Prepaid Reinsurance Premiums	0.00%	0.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 3.5	$ 2.8
Percentage Of Total Reinsurance Recoverables	0.00%	0.00%
Federal Reinsurance Plans [Member] | National Flood Insurance Program [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 49.1	$ 45.0
Percentage Of Total Prepaid Reinsurance Premiums	29.00%	22.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 78.5	$ 10.4
Percentage Of Total Reinsurance Recoverables	4.00%	1.00%
Non State Reinsurance Plans [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 17.1	$ 60.2
Percentage Of Total Prepaid Reinsurance Premiums	10.00%	30.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 112.5	$ 67.3
Percentage Of Total Reinsurance Recoverables	6.00%	4.00%
Property reinsurance program [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 3.2	$ 52.6
Percentage Of Total Prepaid Reinsurance Premiums	2.00%	26.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 62.9	$ 35.5
Percentage Of Total Reinsurance Recoverables	3.00%	2.00%
other reinsurance program [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Prepaid reinsurance premiums	$ 13.9	$ 7.6
Percentage Of Total Prepaid Reinsurance Premiums	8.00%	4.00%
Reinsurance Recoverables, Including Reinsurance Premium Paid	$ 49.6	$ 31.8
Percentage Of Total Reinsurance Recoverables	3.00%	2.00%